Annual Total Returns[BarChart] - Victory RS Select Growth Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.30%	18.61%	37.79%	1.16%	(0.38%)	6.85%	17.10%	(7.23%)	32.29%	33.22%